Summary of Significant Accounting Policies - Estimated Fair Value and Principal Amount of Long-Term Debt (Detail) (USD $) In Millions, unless otherwise specified	May 31, 2013	Nov. 30, 2012	Nov. 30, 2011
Fair Values Of Financial Instruments [Line Items]
Fair Value	$ 855.8	$ 294.7	$ 310.0
Principal Amount	707.4	248.7	326.4
9.5% Senior Subordinated Notes [Member]
Fair Values Of Financial Instruments [Line Items]
Fair Value			75.1
Principal Amount			75.0
4.0625% Debentures [Member]
Fair Values Of Financial Instruments [Line Items]
Fair Value	318.5	246.0	184.0
Principal Amount	200.0	200.0	200.0
Term loan [Member]
Fair Values Of Financial Instruments [Line Items]
Fair Value	46.3	47.5	49.5
Principal Amount	46.3	47.5	50.0
Other debt [Member]
Fair Values Of Financial Instruments [Line Items]
Fair Value	1.1	1.2	1.4
Principal Amount	$ 1.1	$ 1.2	$ 1.4